Schedule of statutory income tax rate and the effective income tax rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
UK Federal income tax rate	25.00%	25.00%	25.00%	23.50%
Valuation allowance	(18.90%)	(18.90%)	(18.10%)	(25.40%)
Change in UK statutory income tax rate		0.00%		7.30%
Nondeductible expense	(5.10%)	(5.10%)	(1.50%)	(3.50%)
R&D expenditures	0.90%	0.90%
Foreign income tax rate differential	(1.00%)	(1.00%)	(0.70%)	(0.70%)
Effective income tax rate, percentage	0.90%	0.90%	3.50%	1.20%
Change in Fair Value			(2.80%)
Loss on Debt Extinguishment			(2.10%)
Other true ups			3.70%